JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.6%
	AEROSPACE & DEFENSE - 1.0%
801	Axon Enterprise, Inc.(a)	$ 454,912

	AUTOMOTIVE - 5.2%
5,238	Tesla, Inc.(a)	2,355,633

	BIOTECH & PHARMA - 4.7%
1,203	Eli Lilly & Company	1,292,840
6,934	Gilead Sciences, Inc.	851,079
		2,143,919
	E-COMMERCE DISCRETIONARY - 4.2%
8,272	Amazon.com, Inc.(a)	1,909,343

	ELECTRICAL EQUIPMENT - 4.4%
2,166	Rockwell Automation, Inc.	842,726
6,924	Vertiv Holdings Company, Class A	1,121,757
		1,964,483
	ENTERTAINMENT CONTENT - 4.6%
8,131	Take-Two Interactive Software, Inc.(a)	2,081,780

	INDUSTRIAL SUPPORT SERVICES - 1.3%
742	United Rentals, Inc.	600,515

	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
1,286	Goldman Sachs Group, Inc. (The)	1,130,394

	INTERNET MEDIA & SERVICES - 14.6%
10,726	Alphabet, Inc., Class A	3,357,239
2,871	Meta Platforms, Inc., Class A	1,895,118
6,378	Netflix, Inc.(a)	598,001
9,606	Uber Technologies, Inc.(a)	784,906
		6,635,264
	LEISURE FACILITIES & SERVICES - 1.7%
3,629	TKO Group Holdings, Inc.	758,461

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 6.3%
4,772	Boston Scientific Corporation(a)	$ 455,010
2,071	Intuitive Surgical, Inc.(a)	1,172,932
5,171	Natera, Inc.(a)	1,184,624
		2,812,566
	RETAIL - CONSUMER STAPLES - 1.3%
683	Costco Wholesale Corporation	588,978

	SEMICONDUCTORS - 19.0%
5,088	Advanced Micro Devices, Inc.(a)	1,089,646
816	ASML Holding N.V. - ADR	873,006
5,956	Broadcom, Inc.	2,061,372
4,656	Micron Technology, Inc.	1,328,869
11,952	NVIDIA Corporation	2,229,048
3,316	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,007,699
		8,589,640
	SOFTWARE - 9.3%
6,786	Microsoft Corporation	3,281,846
5,251	Palantir Technologies, Inc., Class A(a)	933,365
		4,215,211
	SPECIALTY FINANCE - 1.3%
1,548	American Express Company	572,683

	TECHNOLOGY HARDWARE - 10.5%
13,444	Apple, Inc.	3,654,886
13,991	Cisco Systems, Inc.	1,077,727
		4,732,613

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 96.6% (Continued)
	TECHNOLOGY SERVICES - 4.7%
454	Fair Isaac Corporation(a)	$ 767,541
2,410	Mastercard, Inc., Class A	1,375,821
		2,143,362
	TOTAL COMMON STOCKS (Cost $32,243,015)	43,689,757

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
1,539,528	First American Treasury Obligations Fund, Class Z, 3.61% (Cost $1,539,528)(b)	1,539,528

	TOTAL INVESTMENTS - 100.0% (Cost $33,782,543)	$ 45,229,285
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(21,361)
	NET ASSETS - 100.0%	$ 45,207,924

ADR	- American Depositary Receipt
LTD	- Limited Company
NV	- Naamioze Vennootschap

(a)	Non-income producing security.